Columbia Dividend Income Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Income Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	29,079,192	797,060,653
Entertainment 1.1%
Walt Disney Co. (The)	4,301,807	489,545,636
Media 1.7%
Comcast Corp., Class A	20,026,019	718,533,562
Total Communication Services		2,005,139,851
Consumer Discretionary 6.1%
Broadline Retail 0.6%
eBay, Inc.	3,720,443	240,861,480
Distributors 0.4%
Genuine Parts Co.	1,381,094	172,471,019
Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	2,392,916	737,807,790
Specialty Retail 3.4%
Home Depot, Inc. (The)	2,553,389	1,012,674,077
TJX Companies, Inc. (The)	3,715,943	463,601,049
Total		1,476,275,126
Total Consumer Discretionary		2,627,415,415
Consumer Staples 9.4%
Beverages 2.0%
Coca-Cola Co. (The)	8,187,572	583,037,002
PepsiCo, Inc.	1,787,461	274,321,640
Total		857,358,642
Consumer Staples Distribution & Retail 3.1%
Walmart, Inc.	13,761,023	1,356,974,478
Food Products 1.9%
General Mills, Inc.	5,236,669	317,446,875
Mondelez International, Inc., Class A	7,483,801	480,684,538
Total		798,131,413
Household Products 2.4%
Procter & Gamble Co. (The)	6,016,462	1,045,901,754
Total Consumer Staples		4,058,366,287
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.1%
Oil, Gas & Consumable Fuels 7.1%
Chevron Corp.	5,664,971	898,577,700
ConocoPhillips Co.	2,566,710	254,489,296
EOG Resources, Inc.	3,440,381	436,721,964
Exxon Mobil Corp.	9,495,472	1,057,130,898
Valero Energy Corp.	3,204,156	418,879,314
Total		3,065,799,172
Total Energy		3,065,799,172
Financials 20.7%
Banks 9.6%
Bank of America Corp.	19,329,030	891,068,283
JPMorgan Chase & Co.	7,106,977	1,880,861,463
PNC Financial Services Group, Inc. (The)	2,849,977	546,967,586
Wells Fargo & Co.	10,832,663	848,414,166
Total		4,167,311,498
Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	6,957,333	618,854,770
Blackrock, Inc.	544,892	532,784,500
Blackstone, Inc.	1,351,365	217,785,984
CME Group, Inc.	2,344,465	594,954,883
Morgan Stanley	4,882,811	649,950,972
Total		2,614,331,109
Financial Services 1.3%
Visa, Inc., Class A	1,555,425	564,168,202
Insurance 3.8%
Chubb Ltd.	2,851,715	814,107,598
Marsh & McLennan Companies, Inc.	3,390,451	806,384,866
Total		1,620,492,464
Total Financials		8,966,303,273
Health Care 12.3%
Biotechnology 2.5%
AbbVie, Inc.	5,101,983	1,066,467,506

Columbia Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	4,830,101	666,602,239
Becton Dickinson & Co.	907,189	204,598,335
Medtronic PLC	4,712,893	433,680,414
Total		1,304,880,988
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	1,855,076	881,086,897
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	9,118,578	543,649,620
Johnson & Johnson	6,885,455	1,136,237,784
Merck & Co., Inc.	4,509,646	416,014,844
Total		2,095,902,248
Total Health Care		5,348,337,639
Industrials 12.4%
Aerospace & Defense 1.5%
General Dynamics Corp.	708,946	179,079,759
Northrop Grumman Corp.	989,563	456,920,820
Total		636,000,579
Building Products 1.1%
Trane Technologies PLC	1,325,290	468,755,073
Commercial Services & Supplies 1.2%
Waste Management, Inc.	2,282,184	531,246,791
Electrical Equipment 0.2%
Eaton Corp. PLC	370,722	108,740,177
Ground Transportation 2.0%
CSX Corp.	9,279,552	297,038,460
Union Pacific Corp.	2,284,951	563,674,562
Total		860,713,022
Industrial Conglomerates 1.5%
Honeywell International, Inc.	3,175,147	675,957,045
Machinery 3.4%
Cummins, Inc.	687,098	252,975,742
Illinois Tool Works, Inc.	1,633,392	431,182,820
Parker-Hannifin Corp.	1,155,102	772,197,238
Total		1,456,355,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.5%
Automatic Data Processing, Inc.	2,066,300	651,256,434
Total Industrials		5,389,024,921
Information Technology 15.4%
Communications Equipment 2.2%
Cisco Systems, Inc.	14,698,876	942,344,940
IT Services 3.4%
Accenture PLC, Class A	2,020,927	704,293,060
International Business Machines Corp.	3,115,596	786,501,054
Total		1,490,794,114
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	3,229,284	742,929,077
Broadcom, Inc.	4,131,290	823,903,165
KLA Corp.	560,752	397,483,448
Lam Research Corp.	4,894,117	375,574,539
QUALCOMM, Inc.	1,251,531	196,703,127
Texas Instruments, Inc.	1,826,666	358,008,269
Total		2,894,601,625
Software 3.1%
Microsoft Corp.	3,405,581	1,351,981,601
Total Information Technology		6,679,722,280
Materials 2.9%
Chemicals 1.9%
Linde PLC	1,145,462	534,988,027
PPG Industries, Inc.	2,506,400	283,774,608
Total		818,762,635
Containers & Packaging 1.0%
Avery Dennison Corp.	966,220	181,620,374
Packaging Corp. of America	1,152,590	245,605,403
Total		427,225,777
Total Materials		1,245,988,412
Real Estate 1.4%
Industrial REITs 0.5%
Prologis, Inc.	1,746,801	216,463,580
Residential REITs 0.5%
AvalonBay Communities, Inc.	994,785	225,000,471
Columbia Dividend Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Income Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.4%
Public Storage	614,768	186,655,860
Total Real Estate		628,119,911
Utilities 5.8%
Electric Utilities 3.4%
American Electric Power Co., Inc.	2,987,932	316,870,189
Entergy Corp.	5,239,296	457,442,934
NextEra Energy, Inc.	2,945,599	206,692,682
Southern Co. (The)	5,214,364	468,197,743
Total		1,449,203,548
Multi-Utilities 2.4%
Ameren Corp.	2,387,349	242,459,164
CMS Energy Corp.	2,623,216	191,625,929
DTE Energy Co.	1,158,188	154,849,736
Public Service Enterprise Group, Inc.	2,440,109	198,014,845
WEC Energy Group, Inc.	2,449,582	261,345,904
Total		1,048,295,578
Total Utilities		2,497,499,126
Total Common Stocks (Cost $24,433,579,065)		42,511,716,287

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(a),(b)	809,349,522	809,268,587
Total Money Market Funds (Cost $809,104,275)		809,268,587
Total Investments in Securities (Cost: $25,242,683,340)		43,320,984,874
Other Assets & Liabilities, Net		21,581,198
Net Assets		43,342,566,072
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	720,210,659	2,790,034,845	(2,701,027,503)	50,586	809,268,587	63,202	27,602,434	809,349,522
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Dividend Income Fund  | 2025

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3QT139_05_R01_(04/25)